Equity (Details) - USD ($)							6 Months Ended
		Feb. 11, 2024	Jan. 20, 2024	Jun. 17, 2022	Jun. 03, 2022	Sep. 09, 2021	Sep. 30, 2024	Sep. 30, 2023	Oct. 04, 2024	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2021	Aug. 01, 2019
Equity [Line Items]
Capital shares authorized							50,000,000
Unissued ordinary share							10,000,000
Surrendered ordinary shares						20,000,000
Surrendered par value (in Dollars per share)						$ 0.001
Shares authorized									10,000,000
Service fee (in Dollars)			$ 200,000	$ 200,000
Share-based compensation expenses (in Dollars)				$ 200,000			$ 29,944	$ 11,742
Cancellatiob ordinary shares			50,000
Aggregate of ordinary shares							11,334	4,194
Purchase price (in Dollars per share)		$ 2.5
Warrant [Member]
Equity [Line Items]
Ordinary shares issued		2,000,000
Warrant issued		2,000,000
Warrants per share (in Dollars per share)		$ 2.75
Board of Directors Chairman [Member]
Equity [Line Items]
Share par value (in Dollars per share)						$ 0.001
Share capital (in Dollars)						$ 150,000
Shares authorized						150,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Share par value (in Dollars per share)	[1]						$ 0.001			$ 0.001
Ordinary shares issued	[1]
Unissued ordinary share							10,000,000		10,000,000
Shares authorized	[1]						10,000,000			10,000,000
Ordinary shares, outstanding	[1]
Class A Ordinary Shares [Member]
Equity [Line Items]
Share par value (in Dollars per share)	[1]						$ 0.001			$ 0.001
Ordinary shares issued	[1]						37,027,141			37,015,807
Shares authorized	[1]						140,000,000			140,000,000
Ordinary shares, outstanding	[1]						37,027,141			37,015,807
Common Stock [Member]
Equity [Line Items]
Share par value (in Dollars per share)							$ 0.001				$ 0.001	$ 0.001
Ordinary shares issued											30,000,000	30,000,000	50,000,000
Issued par value (in Dollars per share)							$ 0.001
Shares authorized											150,000,000	150,000,000
Ordinary shares, outstanding											30,000,000	30,000,000
Number of share issued				50,000
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Share par value (in Dollars per share)		2.75
Common Stock [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Share par value (in Dollars per share)						$ 0.001
Share capital (in Dollars)						$ 50,000
Shares authorized						50,000,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued										37,015,807
Ordinary shares, outstanding										37,015,807
Aggregate of ordinary shares	[2]						11,334	4,194
IPO [Member]
Equity [Line Items]
Issued par value (in Dollars per share)					$ 5
Number of share issued					5,000,000
Offering costs (in Dollars)					$ 2,507,160
Net proceeds from IPO (in Dollars)					$ 22,492,840
Private Placement [Member]
Equity [Line Items]
Issued par value (in Dollars per share)		$ 0.001
Number of share issued		2,000,000
Net proceeds of private placement (in Dollars)		$ 4,389,992

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).